REHABILITATION PROVISIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Beginning balance	$ 66,225	$ 70,712
Accretion of rehabilitation provision	730	691
Changes in estimates	4,651	138
Cost of reclamation work performed	(3,171)	(5,316)
Balance at the end of the period	68,435	66,225
Current portion			$ 5,826	$ 7,665
Long term portion			62,609	58,560
Total	68,435	66,225	68,435	66,225
Wassa
Disclosure of financial liabilities [line items]
Beginning balance	17,200
Accretion of rehabilitation provision	1,600
Balance at the end of the period	17,800	17,200
Total	17,800	17,200	17,800	17,200
Prestea
Disclosure of financial liabilities [line items]
Beginning balance	49,000
Changes in estimates	3,100
Balance at the end of the period	50,600	49,000
Total	50,600	49,000	50,600	$ 49,000
Prestea | Refractory Operation
Disclosure of financial liabilities [line items]
Changes in estimates	(200)	$ (3,100)
Prestea | Non-Refractory Operation
Disclosure of financial liabilities [line items]
Changes in estimates	$ 3,300
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of financial liabilities [line items]
Undiscounted future cash needs for rehabilitation			$ 73,768
Discount rate assumption			2.00%	2.00%
Inflation rate assumption			2.00%	2.00%
Risk premium			5.00%	5.00%